COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES	18. COMMITMENTS AND CONTINGENCIES The Group did not have any significant capital or other commitments or guarantees or contingencies as of December 31, 2024 and 2025.